united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2015

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2015 Market Commentary

“Diversification Is Adding Value in 2015”

All TOPS® portfolios recorded modest positive returns for the first half of 2015, despite global market headwinds in the second quarter. Markets throughout the first half of the year seemed “directionless”, exhibiting frequent changes in direction, while not necessarily registering high levels of overall volatility. Equities performed much better than bonds overall, but the dispersion of returns within the asset classes was broad.

In this Commentary, we will discuss some important factors behind market returns as well as several topics that may impact future TOPS® strategies, including the following:

1)	Equity diversification away from the Standard & Poor’s (“S&P”) 500 added value in the first half

2)	Shorter maturities were a plus, but international diversification was a negative for bond portfolios

3)	Economic and geopolitical headlines made investors nervous as first quarter 2015 US GDP was negative; the Federal Reserve neared a policy change; Chinese stocks rocketed higher and plunged lower; and Greece approaches an important crossroads

First Half Market Returns and Economic Review

Diversification played a positive role in TOPS® year-to-date (YTD) returns as US mid-cap, US small-cap, international developed, emerging markets, and timber all outperformed the S&P 500 by significant margins. A pullback in commodity prices and a rise in interest rates led to negative quarterly results for the diversifiers of natural resources and US real estate investment trusts; however, current TOPS® target allocations to those asset classes are relatively small.

Specifically, for domestic equities, the S&P 500 total return was +1.23%, S&P MidCap 400 +4.20%, and the S&P SmallCap 600 +4.16% in the first half of the year. For International equities, the Morgan Stanley Capital International (“MSCI”) EAFE Index was +5.52 and MSCI Emerging Markets Index was +2.95.

The 10 year US Treasury (10UST) bond yield rose from 2.17% at the end of 2014 to 2.36% as of June 30, so the math of “rising yields equals falling prices” meant 10UST total returns were depressed. The longer the maturity, the greater the increase in yields during the quarter, so the TOPS® strategy of slightly shortened maturities in the rising interest rate environment added value. The return on the benchmark Barclays Aggregate Bond Index was -0.10%. Exposure to International Developed and Emerging Market fixed income negatively impacted performance.

Throughout the first 6 months, the S&P 500 traded within a plus-or-minus 3.5% band from where it ended in 2014. The two first half “corrections” (i.e., declines following an upswing) were only -5.4% and -3.6% from the new highs reached in 2015. This indicates that stocks reacted calmly to external stimulants. Of note, the bond market was relatively more volatile than stocks, as the 10UST rallied sharply in January (the yield fell to 1.68%)

06/30/2015

in response to weak economic data and geopolitical concerns. Yields quickly jumped higher as the USD rallied and speculation about Fed rate hikes took the 10UST above 2% only to subsequently sit in a 2.2% to 2.4% range for most of May and June.

There has definitely been no shortage of interesting economic and market mental exercises in 2015. While “directionless”, we would argue that the markets globally have been complicated and continue to be so. Despite solid footing, it could be argued that US equities faced an uphill battle coming into the year given heightened valuations.

As 2015 began, continued pressure mounted from reductions in US (and global) GDP forecasts, USD strength and expectation of the first Fed Funds’ interest rate increase in nine years. These factors combined to force many analysts to reduce their expectations for earnings (EPS) growth. Currently, valuations are at or above historic norms in the US and further gains from stocks would require continued growth in EPS. A key factor in EPS growth returning is for economic growth to reaccelerate, which is a strong possibility.

The international landscape is a bit more complex. Largely, international markets have an underlying tide that is flowing in the right direction. However, several headwinds have emerged including weakness in Greece and China.

Chinese stocks have been on a rollercoaster ride, to say the least. The Shanghai Stock Exchange Composite Index, an index of all stocks traded on the Shanghai Stock Exchange wherein investors primarily are Chinese patriots purchasing what are called A-shares, started to ascend in May of 2014 at a value of just above 2000, after trading in a relatively flat trading pattern since the end of 2011. On June 12, 2015, the index stood just below 5170, growing by over 2.5 times in just over 1 year. To start July, the index dipped below 3700, a drop of nearly 30% in just over 2 weeks.

Significant volatility in Chinese A-shares comes amidst a landmark positive development released in May. With the increased availability of Chinese A-shares to certain outside investors, through government-issued quotas, Chinese A-shares have recently been considered by several different major index providers for inclusion. Most recently, the Financial Times Stock Exchange (“FTSE”) announced they will be adding some exposure to Chinese A-shares over the next year, while MSCI announced they expect to add A-shares in the foreseeable future.

Recent Chinese government actions suggest the government is very concerned about the reversal of the China bull market. China GDP growth reports may or may not be accurate, but clearly the rate of growth is slowing. The Chinese banks may or may not be overleveraged, but loan growth has clearly been exponential. China has directly intervened by pumping funds into specific stocks, cutting interest rates and cutting reserve requirements at the banks. If China fails to stabilize the A-share markets and economic growth, the impact on the global economy may be enough to impact US GDP and markets.

Greece has been dominating the financial headlines due to serious economic issues that started to spiral in mid-June. While the recent debt issues of Greece have been front of mind since 2010, it has become clear that an important crossroads has been reached. Greece has defaulted on a payment to the International Monetary Fund, making it the first developed nation to have done so since the founding of the international lender in 1944 (according to Yardeni Research). The bottom line is that we believe there likely is no conceivable scenario in which Greece can actually pay the debts it has accumulated and, for our purposes, there is no

06/30/2015

reason to try to establish who is at fault. The question is whether the resolution of this issue, whether by default or kicking the can down the road, impacts TOPS® portfolio strategies.

While we are concerned for the Greek people, the global impact is not significant from a numbers perspective. The economy of Greece is roughly half the size of Massachusetts. The biggest concern for global markets is contagion to other weaker economies, but contagion typically comes from surprises and confusion. Since the Greek debt situation has been studied for years, it should not be a surprise, and the confusion should only have short term impacts, so we do not expect to make portfolio changes based on Greece.

Our expectation is that day-to-day headline-related volatility is likely to continue in coming months. Nobody knows which of the above-mentioned factors will trend through the remainder of 2015, but the TOPS® portfolio management team is considering the potential impact of each as we evaluate potential portfolio strategies. As always, the TOPS® strategy for managing globally diversified ETF portfolios is focused on optimizing risk-adjusted returns and is, in our opinion, well suited for uncertain times. As such, we believe the portfolios are appropriately structured for the current situation.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400® measures the mid-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600® measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float -adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

06/30/2015

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

6307-NLD-7/30/2015

06/30/2015

TOPS® Aggressive Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2015

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Three	Performance
	Six	One	Year	Since Inception**
	Months	Year	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	2.80%	2.15%	13.31%	7.31%
Class 2	2.73%	1.94%	13.14%	7.14%
S&P 500 Total Return Index ***	1.23%	7.42%	17.31%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2015 prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1 and Class 2 are 0.39% and 0.64%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2015	% of Net Assets
Equity Funds	98.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2015

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Three	Performance
	Six	One	Year	Since Inception**
	Months	Year	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	1.12%	0.45%	7.35%	5.33%
Class 2	0.98%	(0.13)%	6.89%	4.87%
S&P 500 Total Return Index ***	1.23%	7.42%	17.31%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2015 prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1 and Class 2 are 0.43% and 0.68%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2015	% of Net Assets
Equity Funds	50.0%
Debt Funds	48.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2015

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Three	Performance
	Six	One	Year	Since Inception**
	Months	Year	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	0.72%	(0.67)%	4.39%	4.08%
Class 2	0.54%	(0.92)%	4.10%	3.85%
S&P 500 Total Return Index ***	1.23%	7.42%	17.31%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2015 prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1 and Class 2 are 0.46% and 0.71%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2015	% of Net Assets
Debt Funds	68.0%
Equity Funds	30.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2015

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Three	Performance
	Six	One	Year	Since Inception**
	Months	Year	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	2.32%	0.62%	11.53%	8.77%
Class 2	2.19%	0.39%	11.23%	8.38%
S&P 500 Total Return Index ***	1.23%	7.42%	17.31%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2015 prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1 and Class 2 are 0.42% and 0.67%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2015	% of Net Assets
Equity Funds	85.0%
Debt Funds	13.0%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2015

The Portfolio’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

			Three	Performance
	Six	One	Year	Since Inception**
	Months	Year	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	1.89%	0.41%	9.12%	5.77%
Class 2	1.54%	(0.13)%	8.74%	5.45%
S&P 500 Total Return Index ***	1.23%	7.42%	17.31%	13.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the May 1, 2015 prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1 and Class 2 are 0.44% and 0.69%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2015	% of Net Assets
Equity Funds	64.9%
Debt Funds	33.1%
Other Assets/Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
3,733	FlexShares Global Upstream Natural Resources Index Fund	$111,094
1,447	Guggenheim Timber ETF	37,014
3,460	iShares Core S&P Mid-Cap ETF	518,931
4,712	iShares Core S&P Small-Cap ETF	555,451
5,204	iShares S&P 500 Growth ETF	592,527
6,020	iShares S&P 500 Value ETF	555,104
1,768	SPDR Dow Jones International Real Estate ETF	74,008
877	SPDR Dow Jones REIT ETF	74,001
13,707	Vanguard FTSE All-World ex-US ETF	665,475
1,088	Vanguard FTSE All-World ex-US Small-Cap ETF	110,889
6,886	Vanguard FTSE Emerging Markets ETF	281,500
1,191	WisdomTree Emerging Markets SmallCap Dividend Fund	51,678
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,482,889)	3,627,672

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
93,179	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.10% (a)
	(Cost - $93,179)	93,179

	TOTAL INVESTMENTS - 100.5% (Cost - $3,576,068) (b)	$3,720,851
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(19,874)
	TOTAL NET ASSETS - 100.0%	$3,700,977

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,577,201 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$172,198
Unrealized depreciation:	(28,548)
Net unrealized appreciation:	$143,650

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
18,213	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$447,311
2,833	iShares 3-7 Year Treasury Bond ETF	348,346
1,966	iShares Floating Rate Bond ETF	99,558
2,806	iShares iBoxx $ High Yield Corporate Bond ETF	249,173
3,009	iShares iBoxx $ Investment Grade Corporate Bond ETF	348,201
7,628	PIMCO 1-5 Year U.S. TIPS Index ETF	398,334
4,183	PowerShares Senior Loan Portfolio	99,514
6,512	SPDR Barclays Short Term Corporate Bond ETF	199,267
1,902	Vanguard Total International Bond ETF	99,608
2,557	WisdomTree Emerging Markets Local Debt Fund	99,391
		2,388,703
	EQUITY FUNDS - 50.0%
1,671	FlexShares Global Upstream Natural Resources Index Fund	49,729
1,947	Guggenheim Timber ETF	49,804
1,328	iShares Core S&P Mid-Cap ETF	199,173
1,687	iShares Core S&P Small-Cap ETF	198,864
3,056	iShares S&P 500 Growth ETF	347,956
5,925	iShares S&P 500 Value ETF	546,344
3,561	SPDR Dow Jones International Real Estate ETF	149,063
1,766	SPDR Dow Jones REIT ETF	149,015
466	Vanguard Energy ETF	49,839
8,172	Vanguard FTSE All-World ex-US ETF	396,751
975	Vanguard FTSE All World ex-US Small-Cap ETF	99,372
4,014	Vanguard FTSE Emerging Markets ETF	164,092
462	Vanguard Materials ETF	49,647
802	WisdomTree Emerging Markets SmallCap Dividend Fund	34,799
		2,484,448
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,739,804)	4,873,151

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
109,584	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.10% (a)
	(Cost - $109,584)	109,584

	TOTAL INVESTMENTS - 100.2% (Cost - $4,849,388) (b)	$4,982,735
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(11,787)
	TOTAL NET ASSETS - 100.0%	$4,970,948

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $4,879,789 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$163,534
Unrealized depreciation:	(60,588)
Net unrealized appreciation:	$102,946

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
10,119	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$248,523
1,760	iShares 1-3 Year Treasury Bond ETF	149,354
1,012	iShares 3-7 Year Treasury Bond ETF	124,435
1,475	iShares Floating Rate Bond ETF	74,694
1,289	iShares iBoxx $ Investment Grade Corporate Bond ETF	149,163
996	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	99,470
4,768	PIMCO 1-5 Year U.S. TIPS Index ETF	248,985
985	PIMCO Enhanced Short Maturity Active ETF	99,633
6,273	PowerShares Senior Loan Portfolio	149,235
6,512	SPDR Barclays Short Term Corporate Bond ETF	199,267
475	Vanguard Total International Bond ETF	24,876
3,197	WisdomTree Emerging Markets Local Debt Fund	124,267
		1,691,902
	EQUITY FUNDS - 30.0%
1,671	FlexShares Global Upstream Natural Resources Index Fund	49,729
664	iShares Core S&P Mid-Cap ETF	99,587
423	iShares Core S&P Small-Cap ETF	49,863
1,093	iShares S&P 500 Growth ETF	124,449
1,887	iShares S&P 500 Value ETF	174,000
1,187	SPDR Dow Jones International Real Estate ETF	49,688
589	SPDR Dow Jones REIT ETF	49,700
2,554	Vanguard FTSE All-World ex-US ETF	123,997
243	Vanguard FTSE All-World ex-US Small-Cap ETF	24,766
		745,779
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,461,281)	2,437,681

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND - 2.2%
54,761	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.10% (a)
	(Cost - $54,761)	54,761

	TOTAL INVESTMENTS - 100.2% (Cost - $2,516,042) (b)	$2,492,442
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(5,619)
	TOTAL NET ASSETS - 100.0%	$2,486,823

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $2,517,021 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$30,836
Unrealized depreciation:	(55,415)
Net unrealized depreciation:	$(24,579)

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
8,414	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$206,648
3,110	iShares iBoxx $ High Yield Corporate Bond ETF	276,168
3,965	PIMCO 1-5 Year U.S. TIPS Index ETF	207,052
5,310	WisdomTree Emerging Markets Local Debt Fund	206,400
		896,268
	EQUITY FUNDS - 85.0%
9,266	FlexShares Global Upstream Natural Resources Index Fund	275,756
2,694	Guggenheim Timber ETF	68,912
5,060	iShares Core S&P Mid-Cap ETF	758,899
7,015	iShares Core S&P Small-Cap ETF	826,928
7,871	iShares S&P 500 Growth ETF	896,192
8,964	iShares S&P 500 Value ETF	826,570
4,938	SPDR Dow Jones International Real Estate ETF	206,705
1,628	SPDR Dow Jones REIT ETF	137,371
646	Vanguard Energy ETF	69,090
24,093	Vanguard FTSE All-World ex-US ETF	1,169,715
1,350	Vanguard FTSE All World ex-US Small-Cap ETF	137,592
8,433	Vanguard FTSE Emerging Markets ETF	344,741
640	Vanguard Materials ETF	68,774
1,584	WisdomTree Emerging Markets SmallCap Dividend Fund	68,730
		5,855,975
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,280,922)	6,752,243

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
177,940	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.10% (a)
	(Cost - $177,940)	177,940

	TOTAL INVESTMENTS - 100.6% (Cost - $6,458,861) (b)	$6,930,183
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(41,180)
	TOTAL NET ASSETS - 100.0%	$6,889,003

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,464,230 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$557,661
Unrealized depreciation:	(91,708)
Net unrealized appreciation:	$465,953

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.1%
8,825	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$216,742
2,040	iShares iBoxx $ High Yield Corporate Bond ETF	181,152
2,187	iShares iBoxx $ Investment Grade Corporate Bond ETF	253,080
3,465	PIMCO 1-5 Year U.S. TIPS Index ETF	180,942
3,040	PowerShares Senior Loan Portfolio	72,321
5,916	SPDR Barclays Short Term Corporate Bond ETF	181,030
691	Vanguard Total International Bond ETF	36,188
1,856	WisdomTree Emerging Markets Local Debt Fund	72,143
		1,193,598
	EQUITY FUNDS - 64.9%
3,644	FlexShares Global Upstream Natural Resources Index Fund	108,445
1,413	Guggenheim Timber ETF	36,145
1,929	iShares Core S&P Mid-Cap ETF	289,311
2,427	iShares Core S&P Small-Cap ETF	286,095
3,174	iShares S&P 500 Growth ETF	361,392
3,916	iShares S&P 500 Value ETF	361,094
2,589	SPDR Dow Jones International Real Estate ETF	108,376
856	SPDR Dow Jones REIT ETF	72,229
338	Vanguard Energy ETF	36,149
8,916	Vanguard FTSE All-World ex-US ETF	432,872
709	Vanguard FTSE All World ex-US Small-Cap ETF	72,261
2,918	Vanguard FTSE Emerging Markets ETF	119,288
335	Vanguard Materials ETF	35,999
583	WisdomTree Emerging Markets SmallCap Dividend Fund	25,296
		2,344,952
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,509,474)	3,538,550

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
87,198	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.10% (a)
	(Cost - $87,198)	87,198

	TOTAL INVESTMENTS - 100.4% (Cost - $3,596,672) (b)	$3,625,748
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(14,454)
	TOTAL NET ASSETS - 100.0%	$3,611,294

TIPS - Treasury Inflation Protected Security

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2015.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,608,837 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$72,211
Unrealized depreciation:	(55,300)
Net unrealized appreciation:	$16,911

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Assets:
Investments in securities, at cost	$3,576,068	$4,849,388	$2,516,042
Investments in securities, at value	$3,720,851	$4,982,735	$2,492,442
Receivable for securities sold	14,055	24,351	10,967
Dividends receivable	11,641	8,303	2,592
Receivable for Portfolio shares sold	233	176	28
Total Assets	3,746,780	5,015,565	2,506,029
Liabilities:
Payable for securities purchased	44,304	42,622	18,108
Payable for Portfolio shares redeemed	46	29	128
Accrued investment advisory fees	327	438	219
Administrative service fees payable	327	438	218
Accrued distribution (12b-1) fees	799	1,090	533
Total Liabilities	45,803	44,617	19,206
Net Assets	$3,700,977	$4,970,948	$2,486,823

Components of Net Assets:
Paid in capital	$3,293,125	$4,662,564	$2,439,034
Undistributed net investment income	66,879	97,063	47,814
Accumulated net realized gain on investments	196,190	77,974	23,575
Net unrealized appreciation / (depreciation) on investments	144,783	133,347	(23,600)
Net Assets	$3,700,977	$4,970,948	$2,486,823

Class 1 Shares:
Net assets	$82,368	$23,158	$59,901
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	6,398	1,980	5,334

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.87	$11.70	$11.23

Class 2 Shares:
Net assets	$3,618,609	$4,947,790	$2,426,922
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	282,893	436,257	217,700

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.79	$11.34	$11.15

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2015 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Assets:
Investments in securities, at cost	$6,458,861	$3,596,672
Investments in securities, at value	$6,930,183	$3,625,748
Receivable for securities sold	26,840	14,883
Dividends receivable	19,523	7,649
Receivable for Portfolio shares sold	871	1,410
Total Assets	6,977,417	3,649,690
Liabilities:
Payable for securities purchased	85,808	36,940
Payable for Portfolio shares redeemed	89	27
Accrued investment advisory fees	610	317
Administrative service fees payable	610	318
Accrued distribution (12b-1) fees	1,297	794
Total Liabilities	88,414	38,396
Net Assets	$6,889,003	$3,611,294

Components of Net Assets:
Paid in capital	$5,949,525	$3,197,626
Undistributed net investment income	148,647	94,553
Accumulated net realized gain on investments	319,509	290,039
Net unrealized appreciation on investments	471,322	29,076
Net Assets	$6,889,003	$3,611,294

Class 1 Shares:
Net assets	$1,009,844	$12
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	73,787	1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.69	$11.33	(a)

Class 2 Shares:
Net assets	$5,879,159	$3,611,282
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	435,298	322,184

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.51	$11.21

(a)	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2015 (Unaudited)

	Aggressive	Balanced	Conservative
	Growth	ETF	ETF
	ETF Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$32,483	$39,476	$20,288
Interest income	5	7	3
Total Investment Income	32,488	39,483	20,291
Expenses:
Investment advisory fees	1,702	2,265	1,253
Administrative service fees	1,701	2,264	1,253
Distribution fees (12b-1) - Class 2 Shares	4,149	5,633	3,056
Total Expenses	7,552	10,162	5,562
Net Investment Income	24,936	29,321	14,729
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	38,965	25,212	6,811
Net change in unrealized appreciation (depreciation) on investments	16,545	(21,317)	(6,520)
Net Realized and Unrealized Gain on Investments	55,510	3,895	291
Net Increase in Net Assets Resulting from Operations	$80,446	$33,216	$15,020

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Continued)
For the Six Months Ended June 30, 2015 (Unaudited)

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$61,307	$32,056
Interest income	9	5
Total Investment Income	61,316	32,061
Expenses:
Investment advisory fees	3,150	1,682
Administrative service fees	3,150	1,682
Distribution fees (12b-1) - Class 2 Shares	6,684	4,137
Total Expenses	12,984	7,501
Net Investment Income	48,332	24,560
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	121,897	43,374
Net change in unrealized depreciation on investments	(54,420)	(33,209)
Net Realized and Unrealized Gain on Investments	67,477	10,165
Net Increase in Net Assets Resulting from Operations	$115,809	$34,725

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$24,936	$41,964	$29,321	$67,758
Net realized gain on investments	38,965	158,780	25,212	86,069
Distributions of realized gains by underlying investment companies	—	—	—	40
Net change in unrealized appreciation (depreciation) on investments	16,545	(91,385)	(21,317)	(22,335)
Net increase in net assets resulting from operations	80,446	109,359	33,216	131,532
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(851)	—	(399)
Class 2	—	(21,319)	—	(65,475)
Net Realized Gains:
Class 1	—	(1,847)	—	(910)
Class 2	—	(53,261)	—	(164,733)

Total distributions to shareholders	—	(77,278)	—	(231,517)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	4,937	—	72,593
Class 2	743,980	1,878,685	829,101	752,870
Reinvestment of distributions
Class 1	—	2,698	—	1,309
Class 2	—	74,580	—	230,208
Cost of shares redeemed
Class 1	(3,193)	(192)	—	(48,764)
Class 2	(189,499)	(714,057)	(120,522)	(300,891)
Net increase in net assets from share transactions of beneficial interest	551,288	1,246,651	708,579	707,325
Total increase in net assets	631,734	1,278,732	741,795	607,340

Net Assets:
Beginning of period	3,069,243	1,790,511	4,229,153	3,621,813
End of period	$3,700,977	$3,069,243	$4,970,948	$4,229,153
Undistributed net investment income at end of period	$66,879	$41,943	$97,063	$67,742

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014
SHARE ACTIVITY
Class 1
Shares Sold	—	418	—	5,855
Shares Reinvested	—	219	—	114
Shares Redeemed	(245)	(15)	—	(3,990)
Net increase (decrease) in shares of beneficial interest outstanding	(245)	622	—	1,979

Class 2
Shares Sold	57,968	150,952	72,269	64,993
Shares Reinvested	—	6,113	—	20,665
Shares Redeemed	(14,842)	(57,182)	(10,650)	(25,763)
Net increase in shares of beneficial interest outstanding	43,126	99,883	61,619	59,895

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$14,729	$33,092	$48,332	$100,327
Net realized gain on investments	6,811	19,507	121,897	199,526
Distributions of realized gains by underlying investment companies	—	350	—	—
Net change in unrealized depreciation on investments	(6,520)	(28,228)	(54,420)	(102,931)
Net increase in net assets resulting from operations	15,020	24,721	115,809	196,922
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(324)	—	(11,826)
Class 2	—	(10,449)	—	(59,432)
Net Realized Gains:
Class 1	—	(757)	—	(8,538)
Class 2	—	(28,539)	—	(48,333)

Total distributions to shareholders	—	(40,069)	—	(128,129)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	226,440	130,719	7,475
Class 2	486,148	2,209,919	1,819,153	1,194,368
Reinvestment of distributions
Class 1	—	1,081	—	20,364
Class 2	—	38,988	—	107,765
Cost of shares redeemed
Class 1	(4,088)	(228,575)	(207)	(5,017)
Class 2	(562,797)	(328,573)	(852,421)	(649,610)
Net increase (decrease) in net assets from share transactions of beneficial interest	(80,737)	1,919,280	1,097,244	675,345
Total increase (decrease) in net assets	(65,717)	1,903,932	1,213,053	744,138

Net Assets:
Beginning of period	2,552,540	648,608	5,675,950	4,931,812
End of period	$2,486,823	$2,552,540	$6,889,003	$5,675,950
Undistributed net investment income at end of period	$47,814	$33,085	$148,647	$100,315

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014
SHARE ACTIVITY
Class 1
Shares Sold	—	19,785	9,633	566
Shares Reinvested	—	97	—	1,541
Shares Redeemed	(363)	(20,153)	(15)	(376)
Net increase (decrease) in shares of beneficial interest outstanding	(363)	(271)	9,618	1,731

Class 2
Shares Sold	43,147	197,895	132,232	90,093
Shares Reinvested	—	3,526	—	8,245
Shares Redeemed	(49,963)	(29,713)	(61,382)	(48,711)
Net increase (decrease) in shares of beneficial interest outstanding	(6,816)	171,708	70,850	49,627

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$24,560	$70,002
Net realized gain on investments	43,374	261,054
Distributions of realized gains by underlying investment companies	—	34
Net change in unrealized depreciation on investments	(33,209)	(188,715)
Net increase in net assets resulting from operations	34,725	142,375
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(2,615)
Class 2	—	(55,490)
Net Realized Gains:
Class 1	—	(7,364)
Class 2	—	(169,217)

Total distributions to shareholders	—	(234,686)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	129,999
Class 2	1,154,872	1,137,437
Reinvestment of distributions
Class 1	—	9,979
Class 2	—	224,707
Cost of shares redeemed
Class 1	(130,747)	(2,070,823)
Class 2	(341,666)	(686,234)
Net increase (decrease) in net assets from share transactions of beneficial interest	682,459	(1,254,935)
Total increase (decrease) in net assets	717,184	(1,347,246)

Net Assets:
Beginning of period	2,894,110	4,241,356
End of period	$3,611,294	$2,894,110
Undistributed net investment income at end of period	$94,553	$69,993

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
SHARE ACTIVITY
Class 1
Shares Sold	—	10,719
Shares Reinvested	—	907
Shares Redeemed	(11,622)	(170,344)
Net decrease in shares of beneficial interest outstanding	(11,622)	(158,718)

Class 2
Shares Sold	101,917	96,963
Shares Reinvested	—	20,559
Shares Redeemed	(30,119)	(58,695)
Net increase in shares of beneficial interest outstanding	71,798	58,827

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.52		$12.32	$10.05	$8.67	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.24	0.34	0.06	0.14
Net realized and unrealized gain (loss) on investments	0.25		0.38	2.04	1.32	(1.47)
Total income (loss) from investment operations	0.35		0.62	2.38	1.38	(1.33)
Less distributions from:
Net investment income	—		(0.13)	(0.09)	—	—
Net realized gain	—		(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.42)	(0.11)	—	—
Net asset value, end of period	$12.87		$12.52	$12.32	$10.05	$8.67
Total return (d)	2.80%		5.10%	23.68%	15.92%	(13.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$82		$83	$74	$10 (h)	$35
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.58	% (f)	1.92%	2.83%	0.69%	2.34	% (f)
Portfolio turnover rate	7	% (g)	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$12.45		$12.27	$10.09	$8.66	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.23	0.19	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.25		0.36	2.09	1.08	(1.69)
Total income (loss) from investment operations	0.34		0.59	2.28	1.44	(1.34)
Less distributions from:
Net investment income	—		(0.12)	(0.08)	(0.01)	—
Net realized gain	—		(0.29)	(0.02)	—	—
Total distributions from net investment income and net realized gains	—		(0.41)	(0.10)	(0.01)	—
Net asset value, end of period	$12.79		$12.45	$12.27	$10.09	$8.66
Total return (d)	2.73%		4.81%	22.63%	16.64%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,619		$2,986	$1,716	$808	$16
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.46	% (f)	1.83%	1.68%	3.66%	5.93	% (f)
Portfolio turnover rate	7	% (g)	36%	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$11.57		$11.72	$10.76	$9.57		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.25	0.16	0.38		0.24
Net realized and unrealized gain (loss) on investments	0.04		0.30	0.80	0.81		(0.67)
Total income (loss) from investment operations	0.13		0.55	0.96	1.19		(0.43)
Less distributions from:
Net investment income	—		(0.21)	—	(0.00	) (i)	—
Net realized gain	—		(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.70)	—	(0.00	) (i)	—
Net asset value, end of period	$11.70		$11.57	$11.72	$10.76		$9.57
Total return (d)	1.12%		4.76%	8.92%	12.48%		(4.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$23		$23	$12 (e)	$1,806		$38
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%	0.20%		0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.49	% (g)	2.09%	1.47%	3.62%		3.66	% (g)
Portfolio turnover rate	5	% (h)	21%	494%	117%		16	% (h)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$11.23		$11.51	$10.69	$9.56		$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.07		0.20	0.20	0.30		0.67
Net realized and unrealized gain (loss) on investments	0.04		0.20	0.77	0.83		(1.11)
Total income (loss) from investment operations	0.11		0.40	0.97	1.13		(0.44)
Less distributions from:
Net investment income	—		(0.19)	(0.15)	(0.00	) (h)	—
Net realized gain	—		(0.49)	—	—		—
Total distributions from net investment income and net realized gains	—		(0.68)	(0.15)	(0.00	) (h)	—
Net asset value, end of period	$11.34		$11.23	$11.51	$10.69		$9.56
Total return (d)	0.98%		3.54%	9.10%	11.86%		(4.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,948		$4,206	$3,622	$1,450		$46
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%		0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.29	% (f)	1.74%	1.80%	2.82%		10.25	% (f)
Portfolio turnover rate	5	% (g)	21%	494%	117%		16	% (g)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.15		$11.07	$10.91	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.21	0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.00	(i)	0.05 (h)	0.32	0.80	(0.33)
Total income (loss) from investment operations	0.08		0.26	0.52	1.03	(0.09)
Less distributions from:
Net investment income	—		(0.05)	(0.22)	(0.03)	—
Net realized gain	—		(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.18)	(0.36)	(0.03)	—
Net asset value, end of period	$11.23		$11.15	$11.07	$10.91	$9.91
Total return (d)	0.72%		2.37%	4.81%	10.35%	(0.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$60		$64	$66	$48	$40
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.41	% (f)	1.87%	1.81%	2.15%	3.54	% (f)
Portfolio turnover rate	10	% (g)	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.09		$11.03	$10.88	$9.90	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.18	0.16	0.30	0.26
Net realized and unrealized gain (loss) on investments	(0.00	) (i)	0.06 (h)	0.33	0.71	(0.36)
Total income (loss) from investment operations	0.06		0.24	0.49	1.01	(0.10)
Less distributions from:
Net investment income	—		(0.05)	(0.20)	(0.03)	—
Net realized gain	—		(0.13)	(0.14)	—	—
Total distributions from net investment income and net realized gains	—		(0.18)	(0.34)	(0.03)	—
Net asset value, end of period	$11.15		$11.09	$11.03	$10.88	$9.90
Total return (d)	0.54%		2.12%	4.57%	10.16%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,427		$2,489	$583	$652	$15
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.17	% (f)	1.62%	1.41%	2.76%	3.73	% (f)
Portfolio turnover rate	10	% (g)	27%	166%	107%	52	% (g)

(a)	The Conservative ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$13.38		$13.19	$11.17		$9.64	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.28	0.25		0.26	0.24
Net realized and unrealized gain (loss) on investments	0.19		0.24	1.88		1.31	(1.34)
Total income (loss) from investment operations	0.31		0.52	2.13		1.57	(1.10)
Less distributions from:
Net investment income	—		(0.19)	(0.11)		(0.01)	—
Net realized gain	—		(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.33)	(0.11)		(0.04)	—
Payments by affiliates	—		—	—		—	0.74
Net asset value, end of period	$13.69		$13.38	$13.19		$11.17	$9.64
Total return (e)	2.32%		3.94%	19.14%		16.31%	(3.60	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,010		$859	$824		$371	$144
Ratio of expenses to average net assets (f)	0.20	% (g)	0.20%	0.20%		0.20%	0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.76	% (g)	2.06%	2.03%		2.50%	3.86	% (g)
Portfolio turnover rate	10	% (h)	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$13.22		$13.05	$11.07		$9.58	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.10		0.24	0.23		0.42	0.46
Net realized and unrealized gain (loss) on investments	0.19		0.24	1.85		1.11	(1.09)
Total income (loss) from investment operations	0.29		0.48	2.08		1.53	(0.63)
Less distributions from:
Net investment income	—		(0.17)	(0.10)		(0.01)	—
Net realized gain	—		(0.14)	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	—		(0.31)	(0.10)		(0.04)	—
Payments by affiliates	—		—	—		—	0.21
Net asset value, end of period	$13.51		$13.22	$13.05		$11.07	$9.58
Total return (e)	2.19%		3.66%	18.89%		15.99%	(4.20	)% (i)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$5,879		$4,817	$4,108		$2,026	$44
Ratio of expenses to average net assets (f)	0.45	% (g)	0.45%	0.45%		0.45%	0.45	% (g)
Ratio of net investment income to average net assets (c) (f)	1.49	% (g)	1.83%	1.90%		3.86%	7.02	% (g)
Portfolio turnover rate	10	% (h)	21%	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)% for Class 2.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.12		$11.75	$10.52	$9.16	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.02		0.22	0.27	0.29	0.56
Net realized and unrealized gain (loss) on investments	0.19		0.22	1.12	1.10	(1.40)
Total income (loss) from investment operations	0.21		0.44	1.39	1.39	(0.84)
Less distributions from:
Net investment income	—		(0.28)	(0.12)	(0.03)	—
Net realized gain	—		(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(1.07)	(0.16)	(0.03)	—
Net asset value, end of period	$11.33		$11.12	$11.75	$10.52	$9.16
Total return (d)	1.89%		3.83%	13.25%	15.20%	(8.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$12	(h)	$129	$2,002	$936	$499
Ratio of expenses to average net assets (e)	0.20	% (f)	0.20%	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	0.42	% (f)	1.83%	2.43%	2.93%	8.56	% (f)
Portfolio turnover rate	16	% (g)	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2015		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.04		$11.69	$10.48	$9.15	$10.00
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.22	0.21	0.36	0.60
Net realized and unrealized gain (loss) on investments	0.09		0.18	1.15	1.00	(1.45)
Total income (loss) from investment operations	0.17		0.40	1.36	1.36	(0.85)
Less distributions from:
Net investment income	—		(0.26)	(0.11)	(0.03)	—
Net realized gain	—		(0.79)	(0.04)	—	—
Total distributions from net investment income and net realized gains	—		(1.05)	(0.15)	(0.03)	—
Net asset value, end of period	$11.21		$11.04	$11.69	$10.48	$9.15
Total return (d)	1.54%		3.48%	13.02%	14.89%	(8.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,611		$2,765	$2,240	$1,645	$14
Ratio of expenses to average net assets (e)	0.45	% (f)	0.45%	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.48	% (f)	1.91%	1.92%	3.55%	9.63	% (f)
Portfolio turnover rate	16	% (g)	46%	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 2, 2005, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio (formerly TOPS	Preserve capital and provide moderate income and moderate capital
Capital Preservation ETF Portfolio)	appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,627,672	$—	$—	$3,627,672
Short-Term Investment	93,179	—	—	93,179
Total	$3,720,851	$—	$—	$3,720,851

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,873,151	$—	$—	$4,873,151
Short-Term Investment	109,584	—	—	109,584
Total	$4,982,735	$—	$—	$4,982,735

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,437,681	$—	$—	$2,437,681
Short-Term Investment	54,761	—	—	54,761
Total	$2,492,442	$—	$—	$2,492,442

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,752,243	$—	$—	$6,752,243
Short-Term Investment	177,940	—	—	177,940
Total	$6,930,183	$—	$—	$6,930,183

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,538,550	$—	$—	$3,538,550
Short-Term Investment	87,198	—	—	87,198
Total	$3,625,748	$—	$—	$3,625,748

The Portfolios did not hold any Level 2 or Level 3 securities during the six months ended June 30, 2015.

There were no transfers into or out of any level during the six months ended June 30, 2015. It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011-2013 tax returns or expected to be taken in each Portfolio’s 2014 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$797,134	$231,335
Balanced ETF Portfolio	956,615	232,867
Conservative ETF Portfolio	251,834	317,140
Growth ETF Portfolio	1,714,075	591,761
Moderate Growth ETF Portfolio	1,211,892	519,481

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. Please see below for the advisory fees incurred by each Portfolio.

Fund	Advisory Fees
Aggressive Growth ETF Portfolio	$1,702
Balanced ETF Portfolio	2,265
Conservative ETF Portfolio	1,253
Growth ETF Portfolio	3,150
Moderate Growth ETF Portfolio	1,682

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. Please see below for the Class 2 distritbtuion fees incurred by each Portfolio.

Fund	Distribution Fees
Aggressive Growth ETF Portfolio	$4,149
Balanced ETF Portfolio	5,633
Conservative ETF Portfolio	3,056
Growth ETF Portfolio	6,684
Moderate Growth ETF Portfolio	4,137

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Portfolios. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the six months ended June 30, 2015, the Trustees received fees in the amount of $4,900 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2015, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Aggressive Growth ETF Portfolio

Pruco Life Insurance Company	55%
Ohio National Life Insurance Company	42%

Balanced ETF Portfolio

Ohio National Life Insurance Company	43%
New York Life Insurance Company	34%

Conservative ETF Portfolio

Jefferson National Life Insurance Company	78%

Growth ETF Portfolio

Ohio National Life Insurance Company	52%
Pruco Life Insurance Company	32%

Moderate Growth ETF Portfolio

Pruco Life Insurance Company	55%
Ohio National Life Insurance Company	35%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following years was as follows:

	For the year ended December 31, 2014			For the year ended December 31, 2013

	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total

Aggressive Growth ETF Portfolio	$24,856	$52,422	$77,278	$13,180	$—	$13,180

Balanced ETF Portfolio	156,009	75,508	231,517	48,690	—	48,690

Conservative ETF Portfolio	25,075	14,994	40,069	12,095	67	12,162

Growth ETF Portfolio	71,258	56,871	128,129	36,638	242	36,880

Moderate Growth ETF Portfolio	124,410	110,276	234,686	50,368	604	50,972

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)

Aggressive Growth ETF Portfolio	$41,943	$158,358	$—	$—	$127,105	$327,406

Balanced ETF Portfolio	68,968	81,937	—	—	124,263	275,168

Conservative ETF Portfolio	46,742	4,086	—	—	(18,059)	32,769

Growth ETF Portfolio	100,315	202,981	—	—	520,373	823,669

Moderate Growth ETF Portfolio	191,781	137,042	—	—	50,120	378,943

The difference between book basis and tax basis unrealized appreciation (depreciation), and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios EXPENSE EXAMPLES (Unaudited) June 30, 2015

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-15	6-30-15	Period*	6-30-15	Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,028.00	$1.01	$1,023.80	$1.00
Balanced ETF Portfolio	0.20%	$1,000.00	$1,011.20	$1.00	$1,023.80	$1.00
Conservative ETF Portfolio	0.20%	$1,000.00	$1,007.20	$1.00	$1,023.80	$1.00
Growth ETF Portfolio	0.20%	$1,000.00	$1,023.20	$1.00	$1,023.80	$1.00
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,018.90	$1.00	$1,023.80	$1.00

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2015

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 2	Ratio	1-1-15	6-30-15	Period*	6-30-15	Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,027.30	$2.26	$1,022.56	$2.26
Balanced ETF Portfolio	0.45%	$1,000.00	$1,009.80	$2.24	$1,022.56	$2.26
Conservative ETF Portfolio	0.45%	$1,000.00	$1,005.40	$2.24	$1,022.56	$2.26
Growth ETF Portfolio	0.45%	$1,000.00	$1,021.90	$2.26	$1,022.56	$2.26
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,015.40	$2.25	$1,022.56	$2.26

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 08/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 08/21/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 08/21/15